Winston & Strawn LLP

35 West Wacker Drive

Chicago, Illinois 60601

January 27, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:                               Harley-Davidson Customer Funding Corp. — Post-Effective Amendment No. 1 to Registration Statement on Form S-3 (File No. 333-124935)

Ladies and Gentlemen:

On behalf of Harley-Davidson Customer Funding Corp., a Nevada corporation (the “Company”), we submit for filing with the Securities and Exchange Commission (the “Commission”) under EDGAR, Post-Effective Amendment No. 1 to Form S-3 Registration Statement (File No. 333-124935) marked to reflect changes from Pre-Effective Amendment No. 1 to Form S-3 filed on August 15, 2005 with the Commission.

If you have any questions, please feel free to call Jai S. Khanna (312-558-6357) or David Galainena (312-558-7442).

Very truly yours,

/s/ Jai S. Khanna